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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6529
Columbia Funds Trust VI
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	07/31/05

Date of reporting period:	04/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

April 30, 2005 (Unaudited)	Columbia Growth & Income Fund

		Shares	Value ($)*
Common Stocks – 97.8%
CONSUMER DISCRETIONARY – 8.5%
Hotels, Restaurants & Leisure – 1.4%
	Harrah’s Entertainment, Inc.	101,024	6,629,195
	McDonald’s Corp.	659,919	19,342,226
	Hotels, Restaurants & Leisure Total		25,971,421

Media – 3.5%
	Clear Channel Communications, Inc.	145,797	4,656,756
	Comcast Corp., Class A (a)	285,668	9,172,800
	McGraw-Hill Companies, Inc.	252,277	21,968,281
	Time Warner, Inc. (a)	1,216,166	20,443,751
	Viacom, Inc., Class A	229,594	7,985,279
	Media Total		64,226,867

Multiline Retail – 1.6%
	Federated Department Stores, Inc.	312,366	17,961,045
	J.C. Penney Co., Inc.	260,561	12,353,197
	Multiline Retail Total		30,314,242

Specialty Retail – 2.0%
	Home Depot, Inc.	575,090	20,340,933
	Limited Brands, Inc.	450,441	9,770,065
	Sherwin-Williams Co.	157,221	7,007,340
	Specialty Retail Total		37,118,338
	CONSUMER DISCRETIONARY TOTAL		157,630,868

CONSUMER STAPLES – 10.4%
Beverages – 2.3%
	Diageo PLC, ADR	156,921	9,376,030
	PepsiCo, Inc.	596,819	33,207,009
	Beverages Total		42,583,039

Food Products – 2.0%
	ConAgra Foods, Inc.	326,910	8,744,842
	Hershey Foods Corp.	231,493	14,792,403
	Kraft Foods, Inc., Class A	435,629	14,118,736
	Food Products Total		37,655,981

Household Products – 2.6%
	Clorox Co.	329,143	20,834,752
	Kimberly-Clark Corp.	286,267	17,877,374
	Procter & Gamble Co.	171,759	9,300,750
	Household Products Total		48,012,876

Personal Products – 1.2%
	Gillette Co.	434,532	22,439,232
	Personal Products Total		22,439,232

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 2.3%
	Altria Group, Inc.	524,515	34,088,230
	UST, Inc.	179,806	8,235,115
	Tobacco Total		42,323,345
	CONSUMER STAPLES TOTAL		193,014,473

ENERGY – 12.3%
Energy Equipment & Services – 1.2%
	Halliburton Co.	343,681	14,293,693
	Schlumberger Ltd.	134,803	9,221,873
	Energy Equipment & Services Total		23,515,566

Oil & Gas – 11.1%
	BP PLC, ADR	595,572	36,270,335
	ChevronTexaco Corp.	289,831	15,071,212
	ConocoPhillips	506,790	53,136,931
	Exxon Mobil Corp.	1,415,592	80,731,212
	Marathon Oil Corp.	250,199	11,651,767
	Royal Dutch Petroleum Co., N.Y. Registered Shares	153,583	8,946,210
	Oil & Gas Total		205,807,667
	ENERGY TOTAL		229,323,233

FINANCIALS – 28.5%
Capital Markets – 4.8%
	A.G. Edwards, Inc.	108,762	4,318,939
	Bank of New York Co., Inc.	802,388	22,418,721
	Franklin Resources, Inc.	134,130	9,212,048
	Goldman Sachs Group, Inc.	220,207	23,515,906
	Janus Capital Group, Inc.	592,442	7,695,822
	Merrill Lynch & Co., Inc.	241,654	13,032,400
	Morgan Stanley	174,968	9,206,816
	Capital Markets Total		89,400,652

Commercial Banks – 7.5%
	Marshall & Ilsley Corp.	117,871	5,026,019
	National City Corp.	274,226	9,312,715
	North Fork Bancorporation, Inc.	166,883	4,697,757
	PNC Financial Services Group, Inc.	168,505	8,969,521
	U.S. Bancorp	1,295,478	36,143,836
	Wachovia Corp.	716,395	36,665,096
	Wells Fargo & Co.	637,323	38,201,141
	Commercial Banks Total		139,016,085

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 0.6%
	MBNA Corp.	576,382	11,383,544
	Consumer Finance Total		11,383,544

Diversified Financial Services – 6.4%
	Citigroup, Inc.	1,704,894	80,061,822
	JPMorgan Chase & Co.	1,065,992	37,832,056
	Diversified Financial Services Total		117,893,878

Insurance – 6.3%
	Allstate Corp.	188,539	10,588,350
	Ambac Financial Group, Inc.	193,713	12,949,714
	American International Group, Inc.	248,980	12,660,633
	Chubb Corp.	135,479	11,079,473
	Hartford Financial Services Group, Inc.	240,336	17,393,116
	Lincoln National Corp.	505,885	22,749,649
	Willis Group Holdings Ltd.	262,467	8,779,521
	XL Capital Ltd., Class A	277,226	19,488,988
	Insurance Total		115,689,444

Real Estate – 1.9%
	Archstone-Smith Trust, REIT	334,125	12,018,476
	AvalonBay Communities, Inc., REIT	156,384	11,259,648
	Kimco Realty Corp., REIT	226,668	12,555,141
	Real Estate Total		35,833,265

Thrifts & Mortgage Finance – 1.0%
	Countrywide Financial Corp.	267,829	9,692,732
	Freddie Mac	150,414	9,253,469
	Thrifts & Mortgage Finance Total		18,946,201
	FINANCIALS TOTAL		528,163,069

HEALTH CARE – 5.9%
Health Care Equipment & Supplies – 0.3%
	Bausch & Lomb, Inc.	66,455	4,984,125
	Health Care Equipment & Supplies Total		4,984,125

Health Care Providers & Services – 1.6%
	Aetna, Inc.	260,376	19,103,787
	CIGNA Corp.	110,870	10,197,823
	Health Care Providers & Services Total		29,301,610

Pharmaceuticals – 4.0%
	Bristol-Myers Squibb Co.	346,133	8,999,458
	GlaxoSmithKline PLC, ADR	194,157	9,814,636
	Johnson & Johnson	229,005	15,716,613
	Merck & Co., Inc.	415,389	14,081,687
	Novartis AG, ADR	198,115	9,654,144

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Pfizer, Inc.	598,079	16,249,807
	Pharmaceuticals Total		74,516,345
	HEALTH CARE TOTAL		108,802,080

INDUSTRIALS – 12.7%
Aerospace/Defense – 3.3%
	General Dynamics Corp.	236,166	24,809,238
	United Technologies Corp.	353,711	35,979,483
	Aerospace/Defense Total		60,788,721

Commercial Services & Supplies – 1.8%
	Cendant Corp.	429,446	8,550,270
	Republic Services, Inc.	167,488	5,795,084
	Waste Management, Inc.	702,057	20,001,604
	Commercial Services & Supplies Total		34,346,958

Industrial Conglomerates – 6.2%
	General Electric Co.	2,203,261	79,758,048
	Textron, Inc.	480,702	36,220,896
	Industrial Conglomerates Total		115,978,944

Machinery – 1.4%
	Deere & Co.	200,301	12,526,825
	Eaton Corp.	218,734	12,828,749
	Machinery Total		25,355,574
	INDUSTRIALS TOTAL		236,470,197

INFORMATION TECHNOLOGY – 5.8%
Communications Equipment – 0.8%
	Cisco Systems, Inc. (a)	268,398	4,637,917
	Nokia Oyj, ADR	622,276	9,943,971
	Communications Equipment Total		14,581,888

Computers & Peripherals – 1.7%
	International Business Machines Corp.	214,397	16,375,643
	Lexmark International, Inc., Class A (a)	229,370	15,929,746
	Computers & Peripherals Total		32,305,389

IT Services – 1.6%
	Accenture Ltd., Class A (a)	906,607	19,673,372
	Automatic Data Processing, Inc.	218,424	9,488,339
	IT Services Total		29,161,711

Office Electronics – 0.6%
	Xerox Corp. (a)	884,432	11,718,724
	Office Electronics Total		11,718,724

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 0.3%
	Intel Corp.	205,809	4,840,628
	Semiconductors & Semiconductor Equipment Total		4,840,628

Software – 0.8%
	Computer Associates International, Inc.	172	4,627
	Microsoft Corp.	576,692	14,590,307
	Software Total		14,594,934
	INFORMATION TECHNOLOGY TOTAL		107,203,274

MATERIALS – 4.3%
Chemicals – 2.2%
	Air Products & Chemicals, Inc.	567,102	33,305,901
	PPG Industries, Inc.	108,699	7,342,617
	Chemicals Total		40,648,518

Paper & Forest Products – 2.1%
	MeadWestvaco Corp.	759,532	22,368,217
	Weyerhaeuser Co.	245,573	16,848,764
	Paper & Forest Products Total		39,216,981
	MATERIALS TOTAL		79,865,499

TELECOMMUNICATION SERVICES – 4.5%
Diversified Telecommunication Services – 4.5%
	BellSouth Corp.	557,107	14,757,764
	SBC Communications, Inc.	1,613,142	38,392,780
	Verizon Communications, Inc.	868,579	31,095,128
	Diversified Telecommunication Services Total		84,245,672
	TELECOMMUNICATION SERVICES TOTAL		84,245,672

UTILITIES – 4.9%
Electric Utilities – 4.9%
	Entergy Corp.	274,244	20,102,085
	Exelon Corp.	341,001	16,879,549
	FPL Group, Inc.	252,284	10,298,233
	PG&E Corp.	310,199	10,770,109
	TXU Corp.	378,807	32,497,853
	Electric Utilities Total		90,547,829
	UTILITIES TOTAL		90,547,829

	Total Common Stocks (cost of $1,553,839,301)		1,815,266,194

		Shares	Value ($)
Investment Management Company – 2.0%
	iShares Russell 1000 Value Index Fund	575,172	37,196,373

	Total Investment Management Company (cost of $38,256,708)		37,196,373

		Par ($)
Short-Term Obligation – 0.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 04/29/05, due 05/02/05 at 2.760%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $2,943,527 (repurchase proceeds $2,883,663)	2,883,000	2,883,000

	Total Short-Term Obligation (cost of $2,883,000)		2,883,000

	Total Investments – 100.0% (cost of $1,594,979,009)(b)(c)		1,855,345,567

	Other Assets & Liabilities, Net – 0.0%		(211,530)

	Net Assets – 100.0%		1,855,134,037

Notes to Investment Portfolio:

*

Security Valuation
Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,594,979,009.

(c)	Unrealized appreciation and depreciation at April 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$317,578,021	$(57,211,463)	$260,366,558

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust VI

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	June 27, 2005